Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Emerging Markets Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Argentina 1.8%
Globant SA(a)	37,977	6,980,552
MercadoLibre, Inc.(a)	13,795	17,092,005
Total		24,072,557
Brazil 7.5%
B3 SA - Brasil Bolsa Balcao	4,125,102	10,863,021
Banco BTG Pactual SA	2,126,289	10,993,350
Banco do Brasil SA	615,978	5,440,635
Itaú Unibanco Holding SA, ADR	3,674,624	18,887,567
JBS S/A	1,832,354	6,103,874
Localiza Rent a Car SA	1,229,029	15,189,348
Localiza Rent a Car SA(a)	6,249	77,230
Petroreconcavo S/A	1,220,546	4,150,044
PRIO SA(a)	1,286,508	8,659,895
Sendas Distribuidora S/A	2,386,674	5,094,845
TOTVS SA	1,292,552	7,363,009
WEG SA	941,212	7,055,426
Total		99,878,244
Canada 0.9%
Parex Resources, Inc.	579,864	11,674,168
China 26.5%
Alibaba Group Holding Ltd.(a)	1,426,000	14,192,094
ANTA Sports Products Ltd.	481,400	4,920,246
Baidu, Inc. Class A(a)	881,550	13,535,449
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	1,410,847	5,215,094
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	29,155,000	18,649,907
China Resources Land Ltd.	2,334,000	8,736,059
China Tourism Group Duty Free Corp., Ltd., Class A	355,187	6,157,515
Eastroc Beverage Group Co., Ltd., Class A(a)	306,197	6,832,427
Full Truck Alliance Co., Ltd., ADR(a)	1,037,098	6,025,539
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,904,607	15,855,117
JD.com, Inc., ADR	183,504	5,982,230
JD.com, Inc., Class A	277,088	4,514,209
Kingdee International Software Group Co., Ltd.(a)	2,006,000	2,666,753
Common Stocks (continued)
Issuer	Shares	Value ($)
Kweichow Moutai Co., Ltd., Class A	39,373	9,039,759
Li Ning Co., Ltd.	2,701,500	14,515,219
Medlive Technology Co., Ltd.(d)	3,037,573	2,668,537
Meituan, Class B(a)	1,691,140	23,745,765
Midea Group Co., Ltd., Class A	2,347,100	16,974,841
NetEase, Inc.	1,607,505	27,341,804
PDD Holdings, Inc., ADR(a)	183,644	11,995,626
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	386,047	16,354,600
Shenzhou International Group Holdings Ltd.	673,200	5,451,161
Songcheng Performance Development Co., Ltd., Class A	6,556,272	11,735,306
Sungrow Power Supply Co., Ltd., Class A	388,524	6,022,640
Tencent Holdings Ltd.	1,764,000	69,809,139
Wuliangye Yibin Co., Ltd., Class A	332,802	7,565,474
WuXi Biologics Cayman, Inc.(a)	455,500	2,332,058
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,718,451	13,610,574
Total		352,445,143
Greece 2.9%
Eurobank Ergasias SA(a)	4,032,772	6,303,779
JUMBO SA	297,818	6,911,580
National Bank of Greece SA(a)	2,169,129	13,458,958
OPAP SA	467,569	7,983,836
Piraeus Financial Holdings SA(a)	1,422,721	4,206,899
Total		38,865,052
Hong Kong 1.5%
AIA Group Ltd.	670,800	6,448,534
Hong Kong Exchanges and Clearing Ltd.	79,700	2,918,779
Sands China Ltd.(a)	2,232,800	7,240,514
Techtronic Industries Co., Ltd.	299,264	2,771,431
Total		19,379,258
India 17.5%
Apollo Hospitals Enterprise Ltd.	329,476	18,387,300
Astral Ltd.	331,748	7,293,204
AU Small Finance Bank Ltd.	1,638,870	15,365,526
Balkrishna Industries Ltd.	137,112	3,765,564
Cholamandalam Investment and Finance Co., Ltd.	911,132	11,559,942
2	Columbia Emerging Markets Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dixon Technologies India Ltd.	87,253	4,085,883
Eicher Motors Ltd.	285,202	12,644,730
HDFC Bank Ltd., ADR	513,459	33,066,759
ICICI Bank Ltd., ADR	1,702,150	39,013,278
IndusInd Bank Ltd.	768,003	11,919,344
Infosys Ltd., ADR	264,392	4,219,696
Larsen & Toubro Ltd.	797,747	21,231,736
Mahindra & Mahindra Ltd.	888,472	14,147,229
Max Healthcare Institute Ltd.(a)	1,260,199	8,357,642
Reliance Industries Ltd.	669,194	19,951,933
WNS Holdings Ltd., ADR(a)	94,801	7,366,038
Total		232,375,804
Indonesia 7.9%
Bank Negara Indonesia Persero Tbk PT	26,758,500	16,141,158
PT Astra International Tbk	26,911,400	11,561,729
PT Bank BTPN Syariah Tbk	42,338,800	5,369,231
PT Bank Central Asia Tbk	51,364,800	30,994,939
PT Bank Rakyat Indonesia Persero Tbk	108,460,729	40,302,721
Total		104,369,778
Kazakhstan 0.5%
Kaspi.KZ JSC, GDR(b),(c),(d)	85,683	6,870,705
Malaysia 0.3%
CIMB Group Holdings Bhd	3,501,400	3,655,023
Mexico 4.6%
Arca Continental SAB de CV	559,309	5,653,483
Banco del Bajio SA	808,873	2,544,276
Corporación Inmobiliaria Vesta SAB de CV	861,780	2,728,718
Grupo Aeroportuario del Centro Norte SAB de CV	519,504	5,371,840
Grupo Aeroportuario del Pacifico SAB de CV	371,014	6,536,214
Grupo Financiero Banorte SAB de CV, Class O	2,575,037	20,691,716
Wal-Mart de Mexico SAB de CV, Class V	4,756,288	18,093,200
Total		61,619,447
Philippines 0.5%
BDO Unibank, Inc.	2,679,460	6,492,349
Poland 0.8%
Dino Polska SA(a)	106,267	10,451,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Russian Federation 0.4%
Detsky Mir PJSC(a),(b),(c),(e)	5,893,953	0
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	2,678,663	2,410,797
Ozon Holdings PLC, ADR(a),(b),(c),(e)	375,545	3,379,905
TCS Group Holding PLC, GDR(a),(b),(c),(e)	171,169	0
Total		5,790,702
South Africa 2.3%
Absa Group Ltd.	1,183,039	9,256,661
Capitec Bank Holdings Ltd.	107,216	7,340,303
Clicks Group Ltd.	518,054	6,160,820
Shoprite Holdings Ltd.	779,619	7,729,992
Total		30,487,776
South Korea 10.4%
Coupang, Inc.(a)	582,100	9,080,760
Samsung Biologics Co., Ltd.(a)	12,976	7,657,231
Samsung Electro-Mechanics Co., Ltd.	118,158	13,113,571
Samsung Electronics Co., Ltd.	1,300,582	69,776,826
Samsung SDI Co., Ltd.	40,424	21,837,034
SK Hynix, Inc.	205,976	16,798,050
Total		138,263,472
Taiwan 10.1%
ASPEED Technology, Inc.	155,000	14,470,345
Chailease Holding Co., Ltd.	728,700	4,795,098
Delta Electronics	1,515,000	15,557,479
Taiwan Semiconductor Manufacturing Co., Ltd.	5,513,048	99,774,215
Total		134,597,137
Thailand 1.5%
Kasikornbank PCL, Foreign Registered Shares	3,196,200	11,888,617
PTT Exploration & Production PCL	1,811,800	7,254,825
Total		19,143,442
Total Common Stocks (Cost $1,064,648,640)		1,300,431,606

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
South Korea 1.4%
Samsung Electronics Co., Ltd.	408,983	18,013,759
Total Preferred Stocks (Cost $9,843,439)		18,013,759

Columbia Emerging Markets Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2023 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(f),(g)	3,306,446	3,304,793
Total Money Market Funds (Cost $3,304,792)		3,304,793
Total Investments in Securities (Cost $1,077,796,871)		1,321,750,158
Other Assets & Liabilities, Net		6,328,751
Net Assets		$1,328,078,909
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $12,661,408, which represents 0.95% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $11,950,039, which represents 0.90% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $5,790,702, which represents 0.44% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	2,678,663	26,134,618	2,410,797
Ozon Holdings PLC, ADR	11/24/2020-12/13/2021	375,545	16,861,518	3,379,905
TCS Group Holding PLC, GDR	11/21/2017-01/25/2022	171,169	3,700,340	—
			55,373,815	5,790,702

(f)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	8,433,007	340,125,873	(345,254,087)	—	3,304,793	(8,572)	430,439	3,306,446
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Emerging Markets Fund | Third Quarter Report 2023

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3QT142_08_N01_(07/23)